LEASE	9 Months Ended
Sep. 30, 2022
LEASE
Lease

NOTE 5. LEASE

In January 2011, the Company entered into a lease with Concourse Associates, LLC for its headquarters in Morrisville, North Carolina (the “Lease”). The Lease was amended in August 2015 to extend the term for the 5,954 square foot rental. The subsequent term began on March 1, 2016 and continued for 64 months to June 30, 2021. Rent payments began on July 1, 2016, following the conclusion of a four-month rent abatement period. The Company has two five-year options to extend the Lease and a one-time option to terminate the Lease 36 months after the commencement of the initial term if no additional space became available. On April 2, 2021, the Company negotiated a three-year extension to the existing lease term, commencing July 1, 2021 (the “Commencement Date”). Beginning on the Commencement Date, the annual base rent was increased to $125,034 and will increase 2.5% annually for lease years two and three.

The Company performed an evaluation of its other contracts with customers and suppliers in accordance with Accounting Standards Codification (“ASC”) 842, Leases, and determined that, except for the Lease described above, none of the Company’s contracts contain a lease.

The balance sheet classification of our lease liabilities was as follows:

	September 30, 2022	December 31, 2021
Current portion included in accrued liabilities	$116,243	$107,192
Long term lease liability	95,347	183,589
	$211,590	$290,781

As of September 30, 2022, the maturities of our operating lease liabilities were as follows:

Year ending December 31,
2022	$32,047
2023	129,797
2024	65,702

Total lease payments	$227,546
Less: Imputed interest	(15,956)
Operating lease liability	$211,590

Operating lease liabilities are based on the net present value of the remaining lease payments over the remaining lease term. In determining the present value of lease payments, the Company used the incremental borrowing rate based on the information available at its Lease’s Commencement Date. As of September 30, 2022, the remaining Lease term is 18 months and the discount rate used to determine the operating lease liability was 8.0%. For the nine months ending September 30, 2022, the Company paid $95,719 in total lease expenses, including $1,155 for common area maintenance charges.